Annual Total Returns [BarChart] - Brighthouse/Wellington Balanced Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	3.80%
Annual Return 2012	12.38%
Annual Return 2013	20.59%
Annual Return 2014	10.55%
Annual Return 2015	2.58%
Annual Return 2016	6.99%
Annual Return 2017	15.14%
Annual Return 2018	(3.76%)
Annual Return 2019	22.99%
Annual Return 2020	17.72%